Concentrations (Schedule Of Revenue By Geographic Location) (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 4,280	$ 4,558	$ 4,305	$ 5,533	$ 7,001	$ 6,714	$ 5,405	$ 7,034	$ 5,989	$ 15,609	$ 16,839	$ 21,397	$ 25,142
Geographic Concentration Risk [Member] | Revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues												21,397	25,142
Geographic Concentration Risk [Member] | Revenues [Member] | North And South America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,192		2,849							9,479	10,022	12,664	16,182
Geographic Concentration Risk [Member] | Revenues [Member] | Europe, Middle East, And Africa [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	1,634		1,301							4,378	5,637	7,293	6,950
Geographic Concentration Risk [Member] | Revenues [Member] | Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 454		$ 155							$ 1,752	$ 1,180	$ 1,440	$ 2,010
Geographic Concentration Risk [Member] | Revenues [Member] | Domestic [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration of risk percentage	51.00%		66.00%							61.00%	60.00%	58.00%	63.00%
Geographic Concentration Risk [Member] | Revenues [Member] | International [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration of risk percentage	49.00%		34.00%							39.00%	40.00%	42.00%	37.00%